Loss and Loss Adjustment Expense Reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Insurance [Abstract]
Loss and Loss Adjustment Expense Reserves

7. Loss and Loss Adjustment Expense Reserves

The following table provides a reconciliation of the beginning and ending reserve balances for losses and LAE, net of reinsurance recoverable, for the six months ended June 30, 2020 and 2021 (unaudited) (in thousands):

	Six Months Ended June 30,
	2020	2021
	(unaudited)
Balance at January 1	$52,222	$57,093
Less reinsurance recoverable	(28,837)	(33,941)
Net balance at January 1	23,385	23,152

Incurred related to:
Current year	6,928	33,727
Prior years	738	1,108
Total incurred	7,666	34,835

Paid related to:
Current year	2,324	9,760
Prior years	8,534	(17,249)
Total paid	10,858	(7,489)

Net balance at end of period	20,193	65,476
Plus reinsurance recoverable	30,250	—
Balance at end of period	$50,443	$65,476

These reserve estimates are generally the result of ongoing analysis of recent loss development trends and emerging historical experience. Original estimates are increased or decreased as additional information becomes known regarding individual claims. In setting reserves, the Company reviewed its loss data to estimate expected loss development. Management believes that the use of sound actuarial methodology applied to its analyses of historical experience provides a reasonable estimate of future losses. However, actual future losses may differ from the Company’s estimates, and future events beyond the control of management, such as changes in law, judicial interpretations of law and inflation, may favorably or unfavorably impact the ultimate settlement of the Company’s losses and LAE.

The anticipated effect of inflation is implicitly considered when estimating liabilities for losses and LAE. While anticipated price increases due to inflation are considered in estimating the ultimate claim costs, the increase in average severities of claims is caused by a number of factors that vary with the individual type of policy written. Future average severities are projected based on historical trends adjusted for implemented changes in underwriting standards, policy provisions, and general economic trends.

The estimation of unpaid losses and LAE reserves is based on existing factors at the date of estimation. Accordingly, future events may result in ultimate losses and LAE significantly varying from a reasonable provision as of the date of estimation. Unfavorable development of claims in future years could result in a significant negative impact on operations, stockholders’ surplus, and RBC. Such development, if not offset by other increases in stockholders’ surplus, could result in the insurance departments of the state of domicile taking regulatory actions against the Insurance Company.

During the six months ended June 30, 2021, the Company experienced unfavorable development on losses and LAE from prior accident years as a result of higher severity for the injury coverages. The Company has not had any unfavorable prior year claim experience on retrospectively rated policies. However, the business to which the development relates is subject to premium adjustments. In 2020, the Company experienced unfavorable development on losses and LAE from prior accident years as a result of adverse LAE development. The Company has not had any unfavorable prior year claim experience on retrospectively rated policies. However, the business to which the development relates is subject to premium adjustments.

8. Loss and Loss Adjustment Expense Reserves

The following table provides a reconciliation of the beginning and ending reserve balances for losses and LAE, net of reinsurance recoverable, as of December 31, 2019 and 2020 (in thousands):

	December 31,
	2019	2020
Balance at January 1	$41,185	$52,222
Less reinsurance recoverable	(17,643)	(28,837)
Net balance at January 1	23,542	23,385

Incurred related to:
Current year	31,706	16,140
Prior years	(1,082)	4,793
Total incurred	30,622	20,933

Paid related to:
Current year	17,032	6,425
Prior years	13,747	14,741
Total paid	30,779	21,166

Net balance at end of period	23,385	23,152
Plus reinsurance recoverable	28,837	33,941
Balance at end of period	$52,222	$57,093

These reserve estimates are generally the result of ongoing analysis of recent loss development trends and emerging historical experience. Original estimates are increased or decreased as additional information becomes known regarding individual claims. In setting reserves, the Company reviewed its loss data to estimate expected loss development. Management believes that the use of sound actuarial methodology applied to its analyses of historical experience provides a reasonable estimate of future losses. However, actual future losses may differ from the Company’s estimates, and future events beyond the control of management, such as changes in law, judicial interpretations of law and inflation, may favorably or unfavorably impact the ultimate settlement of the Company’s losses and LAE.

The anticipated effect of inflation is implicitly considered when estimating liabilities for losses and LAE. While anticipated price increases due to inflation are considered in estimating the ultimate claim costs, the increase in average severities of claims is caused by a number of factors that vary with the individual type of policy written. Future average severities are projected based on historical trends adjusted for implemented changes in underwriting standards, policy provisions, and general economic trends.

The estimation of unpaid losses and LAE reserves is based on existing factors at the date of estimation. Accordingly, future events may result in ultimate losses and LAE significantly varying from a reasonable provision as of the date of estimation. Unfavorable development of claims in future years could result in a significant negative impact on operations, stockholders’ surplus, and risk-based capital. Such development, if not offset by other increases in stockholders’ surplus, could result in the insurance departments of the state of domicile taking regulatory actions against the Company.

In 2019, the Company experienced favorable development on losses and LAE from prior accident years driven by lower-than-estimated severity of collision claims in 2018. In 2020, the Company experienced unfavorable development on losses and LAE from prior accident years as a result of adverse LAE development. The Company has not had any unfavorable prior year claim experience on retrospectively rated policies. However, the business to which the development relates is subject to premium adjustments.

The following is supplementary information about average historical claims duration as of December 31, 2020. Given the stage of the Insurance Company, historical data for claims is limited to five years.

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9	10
Automobile	47%	28%	11%	9%	3%

The following is information about incurred and paid claims development as of December 31, 2020, net of reinsurance, as well as cumulative claim frequency and the total of incurred-but-not-reported (“IBNR”) liabilities plus expected development on reported claims included within the net incurred claims amounts.

The information about incurred and paid claims development for the years ended December 31, 2011 to December 31, 2020, including claim frequency, is presented below. The Company tracks claim frequency by individual claimant (dollars in thousands).

	Automobile										As of December 31, 2020
	Incurred loss and loss adjustment expenses, net of reinsurance For the Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2011*	2012*	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020
2011	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
2012			—	—	—	—	—	—	—	—	—	—
2013				—	—	—	—	—	—	—	—	—
2014					—	—	—	—	—	—	—	—
2015						—	—	—	—	—	—	—
2016						2,530	3,107	2,818	3,030	3,215	29	1,633
2017							34,309	36,244	36,326	37,529	793	29,121
2018								37,879	36,501	38,657	2,448	44,090
2019									31,705	32,954	5,220	51,016
2020										16,140	7,469	36,291
Total										$128,495
	Automobile
	Cumulative paid loss and loss adjustment expenses, net of reinsurance For the Years Ended December 31,
Accident Year	2011*	2012*	2013*	2014*	2015*	2016*	2017*	2018*	2019*	2020
2011	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2012			—	—	—	—	—	—	—	—
2013				—	—	—	—	—	—	—
2014					—	—	—	—	—	—
2015						—	—	—	—	—
2016						1038	2,254	2,640	3,004	3,096
2017							21,246	29,988	33,987	36,121
2018								20,771	30,154	34,465
2019									17,032	25,235
2020										6,426
Total										105,343
All outstanding liabilities before 2011, net of reinsurance										—
Liabilities for loss and LAE, net of reinsurance										$23,152

____________

*        Unaudited required supplemental information

The following table reconciles the incurred and paid claims development to the liability for losses and loss adjustment expenses for the year ended December 31, 2020 (in thousands):

Total incurred losses and loss adjustment expenses, net of reinsurance	$128,495
Total paid losses and loss adjustment expenses, net of reinsurance	(105,343)
Liabilities for loss and LAE, net of reinsurance	23,152
Reinsurance recoverable on losses and LAE	33,941
Loss and loss adjustment expense reserves, gross of reinsurance	$57,093